John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 99.3%		$3,645,330,533
(Cost $1,261,173,764)
Communication services 15.4%		564,944,104
Entertainment 1.6%
Netflix, Inc. (A)	115,102	54,554,895
Sea, Ltd., ADR (A)	173,238	6,274,680
Interactive media and services 12.8%
Alphabet, Inc., Class A (A)	396,628	52,565,109
Alphabet, Inc., Class C (A)	1,756,863	235,279,093
Meta Platforms, Inc., Class A (A)	551,528	180,432,385
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	238,205	35,837,942
Consumer discretionary 14.7%		538,317,888
Automobiles 2.5%
Tesla, Inc. (A)	378,752	90,930,780
Broadline retail 8.1%
Amazon.com, Inc. (A)	2,025,940	295,969,575
Hotels, restaurants and leisure 2.1%
Booking Holdings, Inc. (A)	10,176	31,807,123
Chipotle Mexican Grill, Inc. (A)	15,844	34,892,449
DoorDash, Inc., Class A (A)	101,579	9,546,394
Specialty retail 1.2%
Carvana Company (A)(B)	184,900	5,791,068
Ross Stores, Inc.	174,271	22,721,453
The TJX Companies, Inc.	183,134	16,135,937
Textiles, apparel and luxury goods 0.8%
Lululemon Athletica, Inc. (A)	43,113	19,262,888
NIKE, Inc., Class B	102,115	11,260,221
Consumer staples 1.5%		52,972,239
Consumer staples distribution and retail 0.7%
Dollar General Corp.	180,635	23,684,861
Food products 0.3%
Mondelez International, Inc., Class A	146,500	10,410,290
Household products 0.5%
Colgate-Palmolive Company	121,346	9,558,424
The Procter & Gamble Company	60,700	9,318,664
Energy 0.3%		12,419,866
Energy equipment and services 0.3%
Schlumberger, Ltd.	238,660	12,419,866
Financials 9.8%		358,356,358
Capital markets 1.7%
Morgan Stanley	195,017	15,472,649
MSCI, Inc.	7,427	3,868,353
S&P Global, Inc.	47,610	19,797,666
The Charles Schwab Corp.	213,582	13,096,848
The Goldman Sachs Group, Inc.	27,347	9,340,094
Financial services 6.4%
Adyen NV (A)(C)	7,013	8,199,991
Fiserv, Inc. (A)	60,910	7,955,455
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services (continued)
Mastercard, Inc., Class A	231,983	$96,001,525
Visa, Inc., Class A	471,919	121,132,169
Insurance 1.7%
Chubb, Ltd.	170,629	39,147,411
Marsh & McLennan Companies, Inc.	122,075	24,344,197
Health care 12.6%		462,874,971
Health care equipment and supplies 2.2%
Align Technology, Inc. (A)	8,884	1,899,399
Intuitive Surgical, Inc. (A)	166,854	51,864,897
Stryker Corp.	71,282	21,122,995
Teleflex, Inc.	22,034	4,972,853
Health care providers and services 4.6%
Elevance Health, Inc.	34,234	16,414,861
Humana, Inc.	49,541	24,020,449
UnitedHealth Group, Inc.	232,880	128,775,654
Health care technology 0.2%
Veeva Systems, Inc., Class A (A)	41,643	7,258,791
Life sciences tools and services 1.7%
Danaher Corp.	100,880	22,527,513
Thermo Fisher Scientific, Inc.	84,016	41,651,772
Pharmaceuticals 3.9%
AstraZeneca PLC, ADR	137,198	8,861,619
Eli Lilly & Company	191,919	113,431,806
Zoetis, Inc.	113,615	20,072,362
Industrials 1.4%		52,137,687
Aerospace and defense 0.2%
TransDigm Group, Inc.	9,691	9,331,173
Commercial services and supplies 0.3%
Cintas Corp.	12,306	6,808,295
Veralto Corp. (A)	34,560	2,669,760
Ground transportation 0.4%
Old Dominion Freight Line, Inc.	36,250	14,103,425
Industrial conglomerates 0.5%
General Electric Company	157,841	19,225,034
Information technology 42.2%		1,549,458,719
Electronic equipment, instruments and components 0.1%
TE Connectivity, Ltd.	47,015	6,158,965
IT services 1.5%
MongoDB, Inc. (A)	54,281	22,566,783
Shopify, Inc., Class A (A)	323,601	23,564,625
Snowflake, Inc., Class A (A)	41,520	7,792,474
Semiconductors and semiconductor equipment 9.0%
Advanced Micro Devices, Inc. (A)	182,476	22,108,792
ASML Holding NV, NYRS	57,666	39,429,704
Lam Research Corp.	8,046	5,760,292
Monolithic Power Systems, Inc.	36,179	19,852,141
NVIDIA Corp.	478,467	223,779,016
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	122,020	11,873,766
Texas Instruments, Inc.	48,650	7,429,342
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Information technology (continued)
Software 21.3%
Atlassian Corp., Class A (A)	60,134	$11,482,587
BILL Holdings, Inc. (A)	101,563	6,649,330
Confluent, Inc., Class A (A)	201,976	4,285,931
Crowdstrike Holdings, Inc., Class A (A)	32,737	7,758,342
Datadog, Inc., Class A (A)	65,449	7,629,390
Fortinet, Inc. (A)	52,134	2,740,163
Intuit, Inc.	72,056	41,177,122
Microsoft Corp.	1,409,681	534,142,228
Roper Technologies, Inc.	51,633	27,791,462
ServiceNow, Inc. (A)	129,570	88,851,332
Synopsys, Inc. (A)	89,530	48,635,382
Technology hardware, storage and peripherals 10.3%
Apple, Inc.	1,989,995	377,999,550
Materials 0.9%		33,965,944
Chemicals 0.9%
Linde PLC	43,798	18,122,298
The Sherwin-Williams Company	56,828	15,843,646
Utilities 0.5%		19,882,757
Electric utilities 0.5%
Constellation Energy Corp.	164,266	19,882,757

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$6,101,850
(Cost $8,656,968)
Consumer discretionary 0.2%				6,101,850
Specialty retail 0.2%
Carvana Company (9.000% Cash or 12.000% PIK) (C)	12.000	12-01-28	1,809,000	1,428,748
Carvana Company (9.000% Cash or 13.000% PIK) (C)	13.000	06-01-30	2,714,000	2,123,705
Carvana Company (9.000% Cash or 14.000% PIK) (C)	14.000	06-01-31	3,212,000	2,549,397

	Yield (%)	Shares	Value
Short-term investments 0.3%			$13,216,087
(Cost $13,215,896)
Short-term funds 0.3%			13,216,087
John Hancock Collateral Trust (D)	5.4088(E)	457,163	4,571,672
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.3000(E)	501,214	501,214
T. Rowe Price Government Reserve Fund	5.3909(E)	8,143,201	8,143,201

Total investments (Cost $1,283,046,628) 99.8%	$3,664,648,470
Other assets and liabilities, net 0.2%	5,556,466
Total net assets 100.0%	$3,670,204,936

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $4,474,998.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$564,944,104	$564,944,104	—	—
Consumer discretionary	538,317,888	538,317,888	—	—
Consumer staples	52,972,239	52,972,239	—	—
Energy	12,419,866	12,419,866	—	—
Financials	358,356,358	350,156,367	$8,199,991	—
Health care	462,874,971	462,874,971	—	—
Industrials	52,137,687	52,137,687	—	—
Information technology	1,549,458,719	1,549,458,719	—	—
Materials	33,965,944	33,965,944	—	—
Utilities	19,882,757	19,882,757	—	—
Corporate bonds	6,101,850	—	6,101,850	—
Short-term investments	13,216,087	13,216,087	—	—
Total investments in securities	$3,664,648,470	$3,650,346,629	$14,301,841	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	457,163	$5,614,297	$104,966,261	$(106,014,329)	$5,683	$(240)	$19,955	—	$4,571,672
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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